Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Fair Value Measurements
Schedule of fair value of Company's financial liabilities that are required to be measured at fair value on recurring basis

	Fair Value at July 2, 2022
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration	$26,556	$—	$—	$26,556
Warrant liability - private placement warrants	77	—	—	77
	$26,633	$—	$—	$26,633

	Fair Value at December 31, 2021
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration	$30,756	$—	$—	$30,756
	$30,756	$—	$—	$30,756

	Fair Value at December 31, 2021
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration	$30,756	$—	$—	$30,756
	$30,756	$—	$—	$30,756

	Fair Value at December 31, 2020
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration	$18,129	$—	$—	$18,129
	$18,129	$—	$—	$18,129

Summary of changes in fair value of Company's Level 3 financial liabilities

The following table sets forth a summary of the changes in fair value of the Company’s financial liabilities:

	Warrant	Contingent
	liability	consideration
January 1, 2022	$—	$30,756
Assumption of private placement warrants in Business Combination	77	—
Accretion	—	800
Reclassification to short term debt	—	(5,000)
July 2, 2022	$77	$26,556

Contingent
Consideration
January 1, 2021	$18,129
Acquisition (see Note 4)	8,200
Accretion	440
Reclassification to acquisition debt	(10,000)
July 3, 2021	$16,769

The following table sets forth a summary of the changes in fair value of the Company’s Level 3 financial liabilities:

January 1, 2020	$40,119
Payment of contingent consideration	(6,000)
Accretion	1,666
Reclassification to acquisition debt	(10,575)
Change in fair value	(7,081)
December 31, 2020	18,129
Acquisitions (see Note 4)	26,202
Accretion	1,205
Change in fair value	(4,780)
Reclassification to acquisition debt	(10,000)
December 31, 2021	$30,756